Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 14, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 14, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

MainStay 130/30 International Fund (Prospectus Summary): | MainStay 130/30 International Fund
MainStay 130/30 International Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 International Fund

Supplement dated December 14, 2012 (“Supplement”) to the Summary Prospectus, Prospectus

and Statement of Additional Information, each dated February 28, 2012, as supplemented

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information for MainStay 130/30 International Fund (the “Fund”), a series of MainStay Funds Trust (the “Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following change, effective February 28, 2013:

Name Change

The name of the Fund is changed to “MainStay International Opportunities Fund.”

Principal Investment Strategy Change

The first paragraph of the Principal Investment Strategies section of the Summary Prospectus and Prospectus is changed to read as follows:

The Fund invests primarily in equity securities of foreign companies. The Fund will typically invest in companies with capitalizations similar to those in the MSCI EAFE ® Index at the time of investment (which ranged from $963.4 million to $190.6 billion as of December 31, 2011). The Fund may also invest in equity securities with market capitalizations outside of the range of the MSCI EAFE ® Index. The Fund may invest in equity securities of companies that trade in emerging or developing markets, as determined by the Fund's Subadvisor, Madison Square Investors LLC, with significant investments under normal circumstances in at least three countries outside of the United States.

Principal Risks Change

The following risk factors are added:

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small capitalization companies may be more vulnerable to adverse business or market developments.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay 130/30 International Fund (Prospectus Summary): | MainStay 130/30 International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay 130/30 International Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 International Fund

Supplement dated December 14, 2012 (“Supplement”) to the Summary Prospectus, Prospectus

and Statement of Additional Information, each dated February 28, 2012, as supplemented

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information for MainStay 130/30 International Fund (the “Fund”), a series of MainStay Funds Trust (the “Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following change, effective February 28, 2013:

Name Change

The name of the Fund is changed to “MainStay International Opportunities Fund.”

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy Change
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The first paragraph of the Principal Investment Strategies section of the Summary Prospectus and Prospectus is changed to read as follows:

The Fund invests primarily in equity securities of foreign companies. The Fund will typically invest in companies with capitalizations similar to those in the MSCI EAFE ® Index at the time of investment (which ranged from $963.4 million to $190.6 billion as of December 31, 2011). The Fund may also invest in equity securities with market capitalizations outside of the range of the MSCI EAFE ® Index. The Fund may invest in equity securities of companies that trade in emerging or developing markets, as determined by the Fund's Subadvisor, Madison Square Investors LLC, with significant investments under normal circumstances in at least three countries outside of the United States.

Risk, Heading	rr_RiskHeading	Principal Risks Change
Risk, Narrative	rr_RiskNarrativeTextBlock

The following risk factors are added:

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small capitalization companies may be more vulnerable to adverse business or market developments.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.